COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 10:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Restricted cash:

As of December 31, 2016, restricted cash was associated with bank guarantees to the landlords of the Company’s premises for the fulfillment of its lease commitments in the amount of  approximately $52. The restricted cash deposit is presented in “Short-term bank deposits and restricted cash”.

b.
The facilities of the Company and its subsidiaries are rented under various operating lease agreements, the latest of which ends in 2018. Aggregate annual minimum lease commitments under the non-cancelable operating lease agreements as of December 31, 2016, are as follows:

2017	$694
2018	555

Total	1,249

Total rent expenses for the years ended December 31, 2016, 2015 and 2014 were $733, $725 and $511, respectively.

c.
The Company leases its motor vehicles under cancelable operating lease agreements. The minimum payment under these operating leases, upon cancellation of these lease agreements was $6 as of December 31, 2016.

Lease expenses for motor vehicles for the years ended December 31, 2016, 2015, and 2014, were $37, $39 and $52, respectively.

d.
In May 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party’s proprietary microRNAs for diagnostic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company’s revenues from any sublicense. The Company estimates that the minimum aggregate license maintenance fees over the term of this agreement through 2029 will be approximately $960, of which $520 will be paid after December 31, 2016. In each of the years ended December 31, 2016, 2015 and 2014 the Company paid fees in the amounts of $47, to the third party. The Company recorded the payments as research and development expenses.

e.
In June 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company licensed from this third party the rights to its proprietary microRNAs for diagnostic purposes. In consideration for this license, the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company’s revenue from any sublicense. The Company estimates that the minimum aggregate license maintenance fees over the term of this agreement through 2022 will be approximately $410, of which $189 will be paid after December 31, 2016. During the years ended December 31, 2016, 2015 and 2014, the Company paid fees in the amounts of $34, $37 and $41, respectively, to the third party. The Company recorded the payments as research and development expenses.

f.
In August 2006, the Company signed a royalty-bearing, exclusive, worldwide license agreement with a third party. Under this agreement, the Company has exclusively licensed from this third party the rights to its proprietary microRNAs for all fields and applications including a limited right to sublicense. In consideration for this license, the Company paid an initiation fee and will pay minimum annual royalties, royalties based on net sales and a percentage of the Company’s revenues from any sublicense. This agreement was amended and restated in August 2011 and is now on a non-exclusive basis. For the amendment, the Company paid an amendment fee. The Company estimates that until 2032 the aggregate minimum royalties over the term of this agreement through 2032 will be approximately $320, of which $160 will be paid after December 31, 2016. During the years ended December 31, 2016, 2015, and 2014, the Company paid fees in the amounts of $12, $12 and $10, respectively, to the third party. The Company recorded the payments as research and development expenses.

g.
In December 2006, the Company signed a royalty-bearing, non-exclusive, worldwide license agreement with a third party. Under this agreement the Company licensed from the third party its proprietary microRNAs for research purposes. In consideration for this license the Company paid an initiation fee and will be required to pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company’s revenues from any sublicenses. The Company estimates that the minimum aggregate license maintenance fees over the term of this agreement through 2022 will be approximately $252, of which $95 will be paid after December 31, 2016. During the years ended December 31, 2016, 2015 and 2014, the Company paid fees in the amounts of $17, $18 and $20, respectively, under this agreement. The Company recorded the payments as research and development expenses.

h.
In May 2007, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company has licensed from this third party the rights to its proprietary microRNAs for therapeutic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, payments based on milestones and royalties based on net sales and a percentage of the Company’s revenues from any sublicense. The Company estimates that the minimum aggregate maintenance fees over the term of this agreement through 2029 will be approximately $690, of which $390 will be paid after December 31, 2016.

In each of the years ended December 31, 2016, 2015 and 2014, the Company paid fees in the amount of $35, to the third party. The Company recorded the payments as research and development expenses.

i.
In January 2008, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party’s proprietary microRNAs for research purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company’s revenues from any sublicense. The Company estimates that the minimum aggregate license maintenance fees over the term of this agreement through 2029 will be approximately $440, of which $260 will be paid after December 31, 2016. During the years ended December, 31, 2016, 2015 and 2014, the Company paid fees in the amounts of $20, $24 and $24, respectively, to the third party. The Company recorded the payments as research and development expenses.

j.
In July 2014, the Company signed a royalty-bearing joint research and license agreement with a third party. Under this agreement, the Company and the third party engage in joint research, and the Company was granted a non-exclusive, royalty bearing, non-transferable and non-sublicensable license to use the joint information, inventions and patents for the development, manufacture, commercialization, distribution and sale of products, while the third party was also granted a non-exclusive, sublicensable and a worldwide license. In consideration for this agreement, the Company will pay fixed annual license maintenance fees and royalties based on net sales. During 2016, the Company paid $10 under this agreement to the third party following the license agreement with Mirna, as detailed in Note 2k.

k.	Rimonim Consortium:

In January 2011, the Company joined the Rimonim Consortium, which is supported by the IIA. The purpose of the consortium is to develop RNA interference-based therapeutics. As a member of this consortium, the Company is entitled to certain grants to support its research and development activities. Under the terms applicable to members of the consortium, so long as the Company continues to meet the criteria for receiving these grants, which criteria include the payment by the Company of part of the expenses for the activities funded by the grants and the timely delivery to IIA of written reports regarding those activities, then the Company is not required to repay the grants. If the Company ceases to meet these and other criteria, then the grant amounts for the year in which the Company ceased to meet the criteria become immediately due and payable to IIA. 2016 was the last year of this consortium. During the years ended December 31, 2016 and 2015, the Company received total grants of $105 and $131, respectively, from the IIA for its development within the consortium and continued to meet the criteria to receive such grants.

l.	Ramot:

In October 2013, the Company entered into a sponsored research agreement with Ramot at Tel Aviv University (“Ramot”), a Company organized under the laws of Israel and a wholly-owned subsidiary of Tel Aviv University, for the joint development of a nano-carrier system for miR mimetic technology to treat cancer. The parties will perform joint research in accordance with a plan approved by, and jointly funded by, the IIA and the Company, for an initial period of 12 months commencing on October 1, 2013 and an additional period of 12 months, subject to approval by IIA, which was approved in November 2014. During 2015 the Company received an additional extension from the IIA, which extended the plan to December 31, 2015. Under the applicable terms, so long as the Company continues to meet the criteria for receiving IIA grants, which criteria includes the payment by the Company of part of the expenses for the activities funded by the grants and the timely delivery to IIA of written reports regarding those activities, then the Company is not required to repay the grants. If the Company ceases to meet these and other criteria, then the grant amounts for the year in which the Company ceased to meet the criteria become immediately due and payable to IIA. During the years ended December 31, 2016 and 2015, the Company received total grants of $115 and $18, respectively, from the IIA for its development within the consortium and continued to meet the criteria to receive such grants. The obligation to pay royalties is contingent upon actual sales of products of the Company and in the absence of such sales no payment is required.